Material accounting policies (Policies)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies [Abstract]
Statement of IFRS compliance
The consolidated financial statements of Global Blue Group Holding AG have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in thousands of Euros (EURk).

Basis of preparation
Basis of preparation
The consolidated financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments, put options and other investments that have been measured at fair value. The preparation of financial statements in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4.

Going concern
Going concern
The Group believes that it will be able to meet all of its obligations as they fall due for at least 12 months after the date of issuance of these financial statements, hence, these consolidated financial statements have been prepared on a going-concern basis. In the financial year ended March 31, 2025 the Group successfully completed the repricing of its Senior Facilities Agreement (SFA) by reducing the interest rate margin applicable to the original term loan agreement. Moreover, based on the Group’s current assessment, the Group does not expect any material adverse impact on its long-term development timeline or its liquidity and its ability to comply with the covenant discussed in Note 26 that could have an impact on its ability to remain a going concern.
In addition, based on public information available, the Group believes that there are no indications of any material uncertainty around its ability to continue as a going concern from the completion of the announced transaction with Shift4 Payments, Inc, discussed in Note 23, as the Group does not expect any material adverse impact on its business.

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of Global Blue Group Holding AG and its subsidiaries as of March 31, 2025, 2024 and 2023.
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it has power over that entity, when it is exposed or has rights to variable returns from its involvement with that entity and when it has the ability to use its power over that entity to affect the amount of the returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are de-consolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized gains/losses are also eliminated. Accounting policies of subsidiaries are consistent with the policies adopted and selected by the Group.
Transactions with non-controlling interests
Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions that is, as transactions with the owners in their capacity as owners. For purchases from non-controlling interests, the difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gain or losses on disposals to non-controlling interests are also recorded in equity.

Changes in accounting policies
Changes in accounting policies
Changes in accounting policies in the financial year ended March 31, 2025.
The following amendments to existing standards became effective in the current period, with either no or no material impact on the Group and are not expected to significantly affect future periods:
•Amendment to IFRS 16 Leases: Changes in the illustrative example related to Lease Liability in a Sale and Leaseback
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current
•Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements
•Amendments to IAS 21 – Lack of exchangeability
Standards and amended standards issued but not yet effective up to the date of issuance of the Group’s financial statements are listed below:
•Classification and Measurement of Financial Instruments - Amendments to IFRS9 and IFRS 7
•Annual improvements to IFRS Accounting Standards, Volume 11
•Contract Referencing Nature-Dependent Electricity - Amendments to IFRS9 and IFRS7
•IFRS18 - Presentation and Disclosure in Financial Statements
•IFRS19 - Subsidiaries without Public Accountability: Disclosures
The Group has not adopted any of the above standards, interpretations or amendments that have been issued, but are not yet effective; such standards are not currently expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions, except for IFRS 18 for which the Group is currently assessing the impact on future reporting periods.
Revenue recognition
Revenue recognition
Revenue is recognized when a customer obtains control of goods or services and thus has the ability to direct the use and obtain the benefits from the goods or services. Revenue represents the fair value of consideration received or receivable from clients for services provided by the Group, net of discounts, VAT and other sales-related taxes, after eliminating sales within the Group.
Material revenue from external customers derives from the following services:
Tax Free Shopping services
Global Blue provides a solution that facilitates the VAT refund process for both merchants and travelers. Specifically, the traveler receives a refund from Global Blue of the total VAT paid, less a commission, which varies based on a number of factors such as the merchant, country and amount of purchase. After processing the refund, Global Blue invoices either the relevant merchant or the government, for the full VAT amount, which is paid to the Group in full. The merchant then reclaims the VAT from the government and invoices Global Blue in turn for their portion of the commission, the rate of which varies according to the contractual agreements with each merchant. Whilst the transaction flow involves various parties, Global Blue’s involvement in respect of the tax authorities is considered to be of a pass-through nature, thus Global Blue is considered to be an agent for this part. The commission received by Global Blue, net of the share paid to the merchant, is recognized as revenue.
Such service is contracted with merchants, who are provided with a license to a specifically designed IT system, related forms to collect the relevant traveler information to enable a tax refund and any related training and support required to allow the merchant to make use of Global Blue’s service. These elements are all essential to the provision of VAT refund services and, as a result of their interdependency, and the fact the customer (i.e. merchant) would not be able to make use of such elements on their own, they are considered part of a single performance obligation.
Commission revenue is recognized at a point in time, upon receipt of a customs-validated tax refund transaction from the traveler or applicable local customs authority, which establishes the right to a VAT refund.
In certain instances, for reasons outside the control of Global Blue, the refund to the traveler cannot be completed successfully and the amount due remains unclaimed. These unsuccessful refunds represent a very small percentage of the total number of processed refunds. The revenue related to such unclaimed amounts is recognized when the residual risk of a cash outflow is extinguished.
Service revenues from VAT-refund other related solutions, such as intelligence and marketing, and from operational assistance and support are recognized at the point in time when the services are rendered and delivered.
Payments services
In a Payments transaction, a traveler pays for goods or services in the merchant’s currency, which is fixed at the time of the transaction and at which point the Group earns a commission for the foreign exchange spread for the service, from which fees are paid to both the participating merchant and the acquiring bank.
As the Group is acting only as an agent, revenue is recorded net in the income statement at the time of the transaction (i.e. at a point in time). The revenue recognized, consists of the total Payments commission earned from the traveler (i.e. gross commission) less the amount of commissions paid to participating merchants and acquiring banks.
Global Blue provides other services to merchants such as electronic payment switching and multi-currency conversion services, for which revenue is recognized from the rendering of such services over time, as the nature of these activities means that the Group’s customers simultaneously receive and consume the benefits provided by the Group as the Group performs its obligation.
Post-Purchase Solutions
Global Blue offers to its customers (i.e. retailers) Post-Purchase Solutions that can be easily integrated with their core systems, allowing them to optimize and digitalize their processes throughout the omni-channel customer journey i.e. in-store and online.
In relation to e-commerce orders returns, Global Blue’s technology platform provides retailers with a solution that reduces logistical costs via consolidation, local market resale, and inbound consumer queries, as well as by allowing exchanges versus mere goods’ return. The revenue is recognized when the service is rendered (at a point in time), and consists of fees earned per return and on carrier costs.
In addition, Global Blue’s offers to retailers digital solution services allowing retailers to send digital receipts to consumers, and Software as a Service (SaaS) solution in the form of a customized tracking webpage on the retailer’s website for online purchases. In relation to such services, the Group recognizes revenue when the service is rendered (at a point in time), and consists of a fee per transaction.

Finance Income / Costs
Finance Income / Costs
Finance income and costs comprise of interest received on funds invested, foreign exchange gains and losses, and gains and losses on hedging instruments. Interest income is recognized by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that subsequently become credit‐impaired; for credit‐impaired financial assets, the effective interest rate is applied to the net carrying amount of the financial asset.
In addition, finance costs include interest payable on borrowings, calculated using the effective interest rate method and interest payable on lease liabilities using the incremental borrowing rates.
Gain on Debt Modification
The Group assesses whether the modified terms of a financial liability are substantially different from the original terms. If a substantial modification is identified, the original financial liability is extinguished, and a new financial liability is recognized in accordance with IFRS 9. If the modified terms are not substantially different, the gain or loss on debt modification is calculated by comparing the amortized cost of the financial liability to the present value of the estimated future contractual cash flows, discounted at the original effective interest rate. This difference is recognized in profit or loss as income or expense.

Leases
Leases
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments, discounted at the incremental borrowing rate:
•fixed payments (including in-substance fixed payments);
•variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date;
•the exercise price of a purchase option if the Group is reasonably certain to exercise that option,
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
Lease payments are allocated between principal and finance cost. The finance cost is charged to the income statement as a component of finance costs over the lease period.
The lease liability is subsequently remeasured to reflect changes in:
•the lease term (using a revised discount rate);
•the assessment of a purchase option (using a revised discount rate);
•the amounts expected to be payable under residual value guarantees (using the original discount rate); or
•future lease payments resulting from a change in an index or a rate used to determine those payments (using the original discount rate).
The lease contracts that do not meet the recognition criteria of IFRS 16 or qualify as exceptions, such as low value assets contracts or short-term lease contracts, except for contracts related to refund points located in airports, are expensed through the income statement directly.
The right-of-use asset is recognized according to IFRS 16 as follows:
•At the initial recognition of the lease, the right-of-use asset is measured at the amount of lease liability plus any initial direct costs incurred by Global Blue and adjustments such as: lease incentives and payments at or prior to commencement;
•The asset is measured at cost less the accumulated depreciation and accumulated impairment.
Depreciation is calculated on a straight-line basis over the lease term.

Foreign currencies
Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The consolidated financial statements are presented in thousands of Euros, which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;
•Income and expenses for each income statement are translated at average exchange rates or at rates prevailing on the transaction dates (a reasonable approximation of the actual rate being available); and
•All resulting exchange differences are recognized as a separate component of other comprehensive income called “currency translation adjustments”.
On consolidation, exchange differences arising from the translation of the net investment in foreign operations and of borrowings, are taken to other comprehensive income. When a foreign operation is partially disposed of or sold, exchange differences that were recorded in other comprehensive income are recognized in the income statement as part of the gain or loss on sale.
Goodwill arising on acquisition of a foreign operation and any fair value adjustment arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment consists of the purchase price and any costs directly attributable to bringing the asset into use. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial year in which they are incurred.
Depreciation is calculated on a straight-line basis, writing down the assets, excluding any estimated residual value, in equal installments over their estimated useful economic lives as follows:
•Machinery, equipment, computers, and IT equipment: 3-5 years
•Leasehold improvements: over the contract period.
The residual values and useful economic lives of all Machinery, equipment, computer and IT equipment are reviewed on an annual basis and adjusted, if appropriate, at the end of each financial year. Leasehold improvements are depreciated over the remaining useful life of the related asset or to the date of the next leasehold renewal, whichever is sooner.
Gains and losses on disposals are calculated by comparing the proceeds with the carrying amount and are recognized in the income statement.

Intangible assets
Intangible assets
Goodwill
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are recorded as goodwill.
Goodwill is included in “intangible assets” and carried at cost less accumulated impairment losses. Goodwill is tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (CGU) that are expected to benefit from the synergies of the combination. For the impairment testing the carrying value of the CGU is compared to the recoverable amount, which is the higher of value-in-use and the fair value less costs of disposal. Any impairment is recognized immediately in the income statement; impairment losses on goodwill are not reversed, while any gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Customer relationships
Acquired customer relationships are recognized at the acquisition date at fair value and amortized over 20 years, reflecting the estimated useful life of these assets.
Cost to fulfill customer contracts
The Group recognizes assets in relation to costs to fulfil contracts with customers, which are amortized as long as a service is being rendered over the contract period.
Trademarks
Trademarks are acquired in a business combination and are recognized at fair value, either with a definite or indefinite useful life. Trademarks with a definite useful life are carried at cost less accumulated amortization; amortization is calculated using the straight-line method to allocate the cost over 20 years, reflecting the estimated useful life of these assets.
Software and other intangible assets
Computer software licenses that do not form an integral part of related hardware are capitalized at cost and amortized over their useful life.
Costs associated with maintaining computer software programs are recognized as an expense as incurred.
Costs that are directly associated with the production of identifiable and unique software products controlled by the Group that will generate probable economic benefits beyond one year, are recognized as intangible assets. Costs include the software development employee costs, costs of materials and services used, legal fees and directly attributable overheads. Computer software development costs recognized as an intangible asset are amortized over their useful economic life of 3-5 years.

Impairment of non-financial assets
Impairment of non-financial assets
Assets that have an indefinite useful life, such as goodwill, are not subject to amortization but are tested at least annually for impairment or more frequent if events or changes in circumstances indicate a potential impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-ﬁnancial assets other than goodwill subject to an impairment in prior fiscal periods are reviewed for possible reversal of the impairment at each reporting date.

Financial assets
Financial assets
Classification
The Group classifies its financial assets in the three following categories: “at fair value through profit or loss”, “at fair value through other comprehensive income” and “at amortized cost”; the classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition as follows:
(a) Financial assets at fair value through profit or loss
Financial assets shall be measured at fair value through profit or loss unless they are measured at amortized cost or at fair value through other comprehensive income. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.
(b) Financial assets at fair value through other comprehensive income
For other investments not classified as held for trading, the Group can make an irrevocable election to present subsequent changes in the fair value in other comprehensive income.
(c) Financial assets at amortized cost
Financial assets at amortized cost are held in order to collect contractual cash flows paid on specified dates, which solely consist of payment of principal and interest on the principal amount outstanding. These assets are included in current assets, except for maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Group’s Financial assets at amortized cost consist of trade receivables, other current receivables and cash and cash equivalents in the consolidated statement of financial position.

Other investments
Other investments
Other investments are equity investments that are neither classified as investments in subsidiaries nor as investments in joint ventures.
Other investments are recognized at fair value on the date of the transaction and are subsequently remeasured at fair value. The Group has classified and measures the other investments at fair value through other comprehensive income and recognizes gains and losses arising from the changes in fair value in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to the income statement following the derecognition of the investment. Dividends from other investments are recognized in the income statement.

Trade receivables
Trade receivables
Trade receivables are amounts mainly due from merchants and tax authorities for services rendered or merchandise sold in the ordinary course of the TFS, Intelligence and Marketing services and Post-Purchase Solutions. The majority of amounts accounted as trade receivables are related to invoices and accruals for processed TFS transactions as well as early refunds to tourists and refund agents. A lesser part of trade receivables relates to Post-Purchase Solutions; the nature of those receivables are invoices issued for services to retailers with payment terms less than 30 days.
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment provisions established based on the expected credit loss model. The Group applies the IFRS 9 simplified approach to measuring the expected credit loss, which uses a lifetime expected loss allowance. To measure the expected credit loss, trade receivables have been grouped by months past due.
The expected credit loss rates are based on the payment profiles of customers over a 3-year period before each balance sheet date and the corresponding historical credit losses over the related period. The historical credit losses are adjusted in order to reflect the current and forward-looking information on macroeconomic factors affecting the ability of customers to settle the receivables. The Group concluded that there is no significant difference between the historical loss rates and the expected credit loss rates as of March 31, 2025.
The Group applied the following expected loss rates (“ECL”) for the financial years ended March 31, 2025 and 2024:

Days past due	ECL rates
0 – 3 months	1%
3 – 6 months	5%
6 – 9 months	20%
9 – 12 months	35%
>12 months	50%
In applying the above rates, the asset’s carrying amount is reduced through the use of an allowance account, and the loss is recognized in the income statement. When a trade receivable is uncollectible, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statements.

Share capital
Share capital
Share capital consists of ordinary shares, preference shares, warrants and treasury shares.
Preference shares
The Group accounts for preference shares under IAS 32.
To determine the appropriate accounting treatment under IAS 32, the Group reviews the term and conditions of the preference shares to conclude whether the preference shares have the characteristics of:
•a financial liability – when the preference shares pay a fixed rate or dividend and / or have a mandatory redemption feature at a future date, then the substance is that they are contractual obligation to deliver cash, and they are recognized as a liability;
•an equity instrument – when the preference shares do not have a fixed maturity and the issuer does not have a contractual obligation to make any payment.

Preference shares
Preference shares
The Group accounts for preference shares under IAS 32.
To determine the appropriate accounting treatment under IAS 32, the Group reviews the term and conditions of the preference shares to conclude whether the preference shares have the characteristics of:
•a financial liability – when the preference shares pay a fixed rate or dividend and / or have a mandatory redemption feature at a future date, then the substance is that they are contractual obligation to deliver cash, and they are recognized as a liability;
•an equity instrument – when the preference shares do not have a fixed maturity and the issuer does not have a contractual obligation to make any payment.

Financial liabilities
Financial liabilities
The Group classifies its financial liabilities in the following categories: “at fair value through profit and loss” or “at amortized cost”, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, less directly attributable transaction costs.
The Group's financial liabilities include trade payables, other current liabilities, accrued liabilities, bank overdrafts, interests bearing loans and borrowings, and derivative financial instruments.
(a) Financial instruments at fair value through profit and loss
Financial liabilities at fair value through profit and loss comprise of financial instruments held for trading, put options from acquisitions and warrants.
Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments obtained by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.
Gains and losses on liabilities held-for-trading are recognized in the income statement within “net finance costs”.
Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit and loss as they give the holder the right to obtain a variable number of ordinary shares.
Such derivative financial instruments were initially recognized at fair value on the date on which the merger was consummated and are subsequently remeasured at fair value through profit or loss. The warrants expire on August 31, 2025 (the fifth anniversary of the closing) or earlier upon redemption or liquidation in accordance with their terms.
Other derivative instruments (such as the put options from the acquisitions) are recognized at fair value on the date of the transaction and are subsequently remeasured at fair value through profit and loss.
(b) Interest-bearing loans and borrowings
Interest-bearing loans and borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Share-based payments transactions
Share-based payment transactions
Equity-settled share-based payment transactions
Within the framework of Global Blue´s Management Incentive Plan some employees were granted restricted stock awards (“RSAs”) and/or share options plans (“SOP”). Such incentive plans qualify as equity settled share based payment transactions in accordance with IFRS 2, as the Group receives services from the employee as consideration for its own equity instruments (shares in RSAs and share options in SOP).
The fair value of the employee SOPs and RSAs is recognized as an operating expense with a corresponding increase in equity. The fair value is determined at the grant date and the total expense is recognized over the vesting period. At the end of each reporting period, the Group revises its estimates of the number of options/shares which are expected to vest based on the non-market vesting and service conditions. The impact is recognized in the income statement with the corresponding adjustment in equity.
At vesting, the difference between the fair value of the shares recognized in the share-based payment reserve and the nominal value of the shares, is transferred from the equity-settled shared based payment other reserve to the share premium of ordinary shares.
When the amendment of the terms of any MIP is considered as replacing pre-existing ones, modification accounting under IFRS 2 is applied, and the fair value of the granted instruments is remeasured. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately.
Cash-settled share-based payment transactions
The fair value of the employee’s services received in exchange of the grant of the shares is recognized as an expense. The total amount is determined by reference to the fair value of the shares granted and is recognized over the vesting period.
At the end of each reporting period, the Group revises its estimates of the fair value of the liability for the share-based payment and the difference is recognized under operating expenses in the income statement. As soon as the Group has no unconditional right to defer payment beyond 12 months from the balance sheet date, the liability is reclassified from other non-current financial liabilities to other current financial liabilities.
Reclassification from equity-settled to cash-settled share-based payment transactions
During the financial year ended March 31, 2025, certain terms and conditions of RSAs and SOP plans were modified resulting in all the plans being reclassified to cash-settled share-based payment plans.
When a share-based payment award is modified so that it will be settled in cash instead of shares, the liability as of modification date is calculated using the modification date fair value of the award based on the elapsed portion of the vesting period. This amount is recognised as a credit to financial liability and a debit to equity.

Current income tax
Current and deferred income tax
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable income. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax losses, can be utilized.

Deferred income tax
Current and deferred income tax
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable income. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax losses, can be utilized.

Employee benefits
Employee benefits
Defined contribution plans
The Group has insured contributory plans covering substantially all employees. The costs for these plans are accounted for in the income statement within “employee benefit expenses”. Payments to defined contribution plans are charged as an expense when incurred. Payments made to state plans are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution plan.
Defined benefit plans
The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have maturity dates approximating to the terms of the Group’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. All past-service costs are recognized immediately in the income statement.
Other long-term benefits plans
Other long-term benefits are plans, other than defined contribution plans, defined benefit plans or termination benefits, which do not fall due wholly within 12 months after the end of the period in which the employees render the related service (e.g. long service leave plans). These obligations are measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the expected reporting period, using the projected unit credit method. The calculation takes into account the expected future salary levels, experience of employee departures and periods of service. Remeasurement gains and losses arising from experience adjustments, changes in actuarial assumptions and the costs for these plans are accounted for in the income statement.
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to a termination when the entity has a detailed formal plan to terminate the employment of current employees without possibility of withdrawal. In the case of a voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

Termination benefits
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to a termination when the entity has a detailed formal plan to terminate the employment of current employees without possibility of withdrawal. In the case of a voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

Provisions
Provisions
Provisions for legal and non-income tax claims are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation and the amount has been reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Trade payables
Trade payables
Trade payables are obligations to pay for services that have been acquired in the ordinary course of business from merchants and other suppliers, and in-transit payment to tourists. Trade creditors are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
In-transit payments to tourists
In-transit payments to tourists contain liabilities to tourists in connection with non-cash refunds and unsuccessful payments. In certain cases, non-cash refunds do not successfully go through and are then recognized as unsuccessful payments and accounted for as trade payables. When the legal expiration period has passed, which varies from 3 to 30 years from country to country, the unclaimed amount is treated as an extinguishment and the financial liability is released. Trade creditors and other payables are stated at amortized cost.